Lease commitments (Tables)	12 Months Ended
Mar. 31, 2015
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2014	2015
Class of property
Building	15,828	15,872
Machinery and equipment	30,770	30,764
Less - Accumulated depreciation	(24,985)	(27,647)

	21,613	18,989

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2015 are as follows:

Years ending March 31,	Yen in millions
2016	4,558
2017	3,442
2018	2,585
2019	2,258
2020	1,757
Thereafter	10,498

Total minimum lease payments	25,098
Less - Amount representing interest	(5,639)

Present value of net minimum lease payments	19,459
Less - Current obligations	(3,743)

Long-term capital lease obligations	15,716

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2015 are as follows:

Years ending March 31,	Yen in millions
2016	14,765
2017	12,343
2018	10,540
2019	7,361
2020	5,461
Thereafter	25,904

Total minimum future rentals	76,374